Prepaid expenses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Prepaid expenses.
Research and development			$ 563,768
Insurance	$ 204,302	$ 238,365	348,167
Investor relations conferences and services	25,309	66,305	49,715
Consulting		12,305	39,440
Administrative services and other	7,355	62,645	1,125
Prepaid expenses	$ 236,966	$ 379,620	$ 1,002,215